                  EXCELSIOR INSTITUTIONAL TRUST (THE "TRUST")

                 INSTITUTIONAL OPTIMUM GROWTH AND INSTITUTIONAL
                        VALUE EQUITY FUNDS (THE "FUNDS")

                   SUPPLEMENT TO PROSPECTUS NOVEMBER 8, 1996


1. Effective May 16, 1997, United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company of Connecticut ("U.S. Trust CT" and collectively with U.S. Trust NY, "U.S. Trust" or the "Investment Adviser") serve as the Funds' Investment Adviser pursuant to the terms of an Investment Advisory Agreement between the Trust and the Investment Adviser (the "Advisory Agreement"). Prior to May 16, 1997, U.S. Trust NY served as the Funds' investment adviser. U.S. Trust CT, which has its principal offices at 225 High Ridge Road, East Tower, Stamford, Connecticut 06905, is an affiliate of U.S. Trust NY and a subsidiary of U.S. Trust Corporation, a registered bank holding company.

     The terms and conditions of the Advisory Agreement are substantially the same as those of the prior advisory agreement between the Trust and U.S. Trust NY, and the contractual advisory fees payable by the Funds have not changed. U.S. Trust NY and U.S. Trust CT are jointly, and not severally, responsible for providing advisory services under the Advisory Agreement.

2. Effective May 16, 1997, U.S. Trust CT, Chase Global Funds Services Company ("CGFSC") and Federated Administrative Services ("FAS") serve as the Funds' co-administrators (the "Administrators") pursuant to the terms of an Administration Agreement among the Trust and the Administrators (the "Administration Agreement"). U.S. Trust CT has replaced U.S. Trust NY as one of the Funds' co-administrators.

     The terms and conditions of the Administration Agreement are identical to those of the prior administration agreement among the Trust, CGFSC, FAS and U.S. Trust NY, including the administration fees payable by the Funds.


The date of this Supplement is May 23, 1997.

                  EXCELSIOR INSTITUTIONAL TRUST (THE "TRUST")

           INSTITUTIONAL EQUITY, INSTITUTIONAL INCOME, INSTITUTIONAL
           TOTAL RETURN BOND, INSTITUTIONAL BOND INDEX, INSTITUTIONAL
            BALANCED, INSTITUTIONAL EQUITY GROWTH AND INSTITUTIONAL
             INTERNATIONAL EQUITY FUNDS (THE "INSTITUTIONAL FUNDS")

               SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 1996


1. Effective May 16, 1997, United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company of Connecticut ("U.S. Trust CT" and collectively with U.S. Trust NY, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Institutional Equity, Institutional Income and Institutional Total Return Bond Funds (the "Funds") pursuant to the terms of an Investment Advisory Agreement between the Trust and the Investment Adviser (the "Advisory Agreement"). Prior to May 16, 1997, U.S. Trust NY served as the Funds' investment adviser. U.S. Trust CT, which has its principal offices at 225 High Ridge Road, East Tower, Stamford, Connecticut 06905, is an affiliate of U.S. Trust NY and a subsidiary of U.S. Trust Corporation, a registered bank holding company.

     The terms and conditions of the Advisory Agreement are substantially the same as those of the prior advisory agreement between the Trust and U.S. Trust NY, and the contractual advisory fees payable by the Funds have not changed. U.S. Trust NY and U.S. Trust CT are jointly, and not severally, responsible for providing advisory services under the Advisory Agreement.

2. Effective May 16, 1997, U.S. Trust CT, Chase Global Funds Services Company ("CGFSC") and Federated Administrative Services ("FAS") serve as the Institutional Funds' co-administrators (the "Administrators") pursuant to the terms of an Administration Agreement among the Trust and the Administrators (the "Administration Agreement"). U.S. Trust CT has replaced U.S. Trust NY as one of the Institutional Funds' co-administrators.

     The terms and conditions of the Administration Agreement are identical to those of the prior administration agreement among the Trust, CGFSC, FAS and U.S. Trust NY, including the administration fees payable by the Institutional Funds.


The date of this Supplement is May 23, 1997.